Vanguard Scottsdale Funds

Supplement to the Statement of Additional Information Dated November 19, 2009

This Statement of Additional Information relates only to Vanguard Sector Bond Index Funds. A separate Statement of Additional Information (dated September 16, 2010), which relates to Vanguard Explorer Value™ Fund and Vanguard Russell Stock Index Funds, can be obtained free of charge by contacting Vanguard (800-662-7447).

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Vanguard Marketing Corporation, Distributor.	SAI1942A 092010